Expense Example {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-12 - Fidelity® Small Cap Growth Fund	Sep. 29, 2022 USD ($)
Fidelity Small Cap Growth Fund-Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Small Cap Growth Fund-Class M
Expense Example:
1 year	501
3 years	819
5 years	1,160
10 years	2,120
Fidelity Small Cap Growth Fund-Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,184
Fidelity Small Cap Growth Fund - Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Small Cap Growth Fund-Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108